DERIVATIVE LIABILITY (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative financial liability arising from convertible note	$ 458,000		$ 77,000
Change in fair value of derivative liability	$ 247,770	$ 0	$ 36,074